PRINCIPAL RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
PRINCIPAL RISKS
Cost of purchased materials	¥ 10,892,214	$ 1,534,136	¥ 5,178,963	¥ 3,198,552
Total cost of purchased materials	100.00%	100.00%	100.00%	100.00%
Credit risk
PRINCIPAL RISKS
Cash and cash equivalents and short-term investments	¥ 3,724,900		¥ 3,316,800		$ 524,600
Credit risk | Outside PRC
PRINCIPAL RISKS
Cash and cash equivalents and short-term investments	¥ 27,800				$ 3,900	$ 31,500
Economic risk
PRINCIPAL RISKS
Minimum term of PRC government's economic reform policies (in years)	20 years	20 years
Foreign currency exchange rate risk
PRINCIPAL RISKS
(Depreciation) / Appreciation of US$ against RMB	2.90%	2.90%	8.20%	(2.30%)